Document and Entity Information	Aug. 29, 2025
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Aug. 29, 2025
Entity Central Index Key	0000035315
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Investment Company Type	N-1A